Employee Retirement Benefits (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Pension Benefits
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2013	$ 31,100,000
2014	34,400,000
2015	40,600,000
2016	44,300,000
2017	51,100,000
2018-2022	314,100,000
Total	515,600,000
Other Plans [Abstract]
Aggregate period contributions	7,500,000		7,200,000		6,700,000
Pension Benefits | Western Conference of Teamsters
Other Plans [Abstract]
Aggregate period contributions	4,100,000		3,900,000		3,800,000
Pension Benefits | Teamsters Central States
Other Plans [Abstract]
Aggregate period contributions	1,200,000		1,300,000		1,200,000
Pension Benefits | IAM National
Other Plans [Abstract]
Aggregate period contributions	700,000		600,000		600,000
Pension Benefits | Midwest Operating Engineers
Other Plans [Abstract]
Aggregate period contributions	500,000		400,000		200,000
Pension Benefits | Local 1034
Other Plans [Abstract]
Aggregate period contributions	200,000	[1]	200,000	[1]	200,000	[1]
Pension Benefits | Local 1034 | Minimum
Other Plans [Abstract]
Multiemployer Plan, Period Contributions, Percentage of Total Contributions to Pension Fund			5.00%
Pension Benefits | Operating Engineers Local 324
Other Plans [Abstract]
Aggregate period contributions	100,000		100,000		100,000
Pension Benefits | Western Pennsylvania Teamsters
Other Plans [Abstract]
Aggregate period contributions	100,000	[2]	100,000	[2]	100,000	[2]
Pension Benefits | 7 Other Plans
Other Plans [Abstract]
Aggregate period contributions	600,000		600,000		500,000
Postretirement Benefits (U.S.)
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
2013	1,300,000
2014	1,400,000
2015	1,500,000
2016	1,400,000
2017	1,300,000
2018-2022	6,700,000
Total	$ 13,600,000

[1]	The amount contributed by Hertz to the Local 1034 Pension Fund was reported as being more than 5% of total contributions to the plan, on the fund's Form 5500 for the year ended 12/31/2011.
[2]	The parties are still attempting to negotiate a successor agreement.